SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- December 31, 2001

ASSETS:
  Investments in MFS/Sun Life Series Trust:                    Shares        Cost          Value
                                                              ---------   -----------   -----------
    Capital Appreciation Series ("CAS").....................  1,027,689   $35,500,127   $20,525,997
    Massachusetts Investors Trust Series ("MIT")............    734,238    24,450,154    19,763,106
    Government Securities Series ("GSS")....................    470,335     6,032,084     6,244,634
    High Yield Series ("HYS")...............................    591,826     5,191,538     4,169,600
    Managed Sectors Series ("MSS")..........................    216,029     6,744,381     3,855,970
    Money Market Series ("MMS").............................  4,478,939     4,478,939     4,478,939
    Total Return Series ("TRS").............................    385,085     7,263,281     6,913,387
    Global Governments Series ("GGS").......................     71,062       741,259       692,250
    Zero Coupon Series, 2000 Portfolio ("ZCS")..............     --           --            --
                                                                          -----------   -----------
        Net Assets:....................................................   $90,401,763   $66,643,883
                                                                          ===========   ===========

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                                Units     Unit Value      Value
                                                               --------   ----------   -----------
     CAS - Level 1...........................................     --       $ --        $   --
     CAS - Level 2...........................................  410,002      50.0631     20,525,997
     MIT - Level 1...........................................    2,884      45.5377        131,331
     MIT - Level 2...........................................  422,466      46.4694     19,631,775
     GSS - Level 1...........................................     --         --            --
     GSS - Level 2...........................................  244,926      25.4959      6,244,634
     HYS - Level 1...........................................     --         --            --
     HYS - Level 2...........................................  167,731      24.8588      4,169,600
     MSS - Level 1...........................................     --         --            --
     MSS - Level 2...........................................   89,048      43.3020      3,855,970
     MMS - Level 1...........................................     --         --            --
     MMS - Level 2...........................................  241,244      18.6185      4,478,939
     TRS - Level 1...........................................     --         --            --
     TRS - Level 2...........................................  179,709      38.4699      6,913,387
     GGS - Level 1...........................................     --         --            --
     GGS - Level 2...........................................   36,048      19.2034        692,250
     ZCS - Level 1...........................................     --         --            --
     ZCS - Level 2...........................................     --         --            --
                                                                                       -----------
         Net Assets:................................................................   $66,643,883
                                                                                       ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF OPERATIONS -- For the Years Ended December 31, 2001, 2000 and 1999

                                                             CAS                                          MIT
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                                   Year Ended December 31,                      Year Ended December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividend income.......................  $     81,392   $    --        $    --        $    179,049   $    218,117   $    225,839
                                          ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES:
  Mortality and expense risk charges....  $    137,356   $    224,060   $    177,776   $    133,334   $    158,515   $    185,359
  Minimum death benefit guarantee
    charges.............................           129          2,498          5,238            671          2,486          4,328
  Administrative charges................        45,863         76,186         62,402         44,848         54,330         64,383
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total expenses......................  $    183,348   $    302,744   $    245,416   $    178,853   $    215,331   $    254,070
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......  $   (101,956)  $   (302,744)  $   (245,416)  $        196   $      2,786   $    (28,231)
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENT TRANSACTIONS:
  Realized gains (losses) on sale of
   fund shares                            $ (2,858,614)  $  1,588,495   $    991,291   $   (165,085)  $  1,297,759   $    881,684
  Realized gain distributions...........     8,688,471      4,586,609      3,280,434      1,953,168      1,952,796      2,167,621
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net Realized Gain (Loss)..........  $  5,829,857   $  6,175,104   $  4,271,725   $  1,788,083   $  3,250,555   $  3,049,305
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Change in unrealized appreciation
      (depreciation)....................  $(13,479,283)  $(10,176,969)  $  4,610,767   $ (6,079,497)  $ (3,460,044)  $ (1,194,339)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $ (7,751,382)  $ (4,304,609)  $  8,637,076   $ (4,291,218)  $   (206,703)  $  1,826,735
                                          ============   ============   ============   ============   ============   ============

                                                             GSS                                          HYS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                                   Year Ended December 31,                      Year Ended December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividend income.......................  $    343,503   $    372,508   $    377,865   $    415,347   $    530,270   $    511,037
                                          ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES:
  Mortality and expense risk charges....  $     37,067   $     35,856   $     43,574   $     26,381   $     32,179   $     37,202
  Minimum death benefit guarantee
    charges.............................             7            707          1,979        --                 257            783
  Administrative charges................        12,360         12,376         15,712          8,794         10,881         12,870
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total expenses......................  $     49,434   $     48,939   $     61,265   $     35,175   $     43,317   $     50,855
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......  $    294,069   $    323,569   $    316,600   $    380,172   $    486,953   $    460,182
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENT TRANSACTIONS:
  Realized gains (losses) on sale of
   fund shares..........................  $     49,045   $     21,069   $     84,102   $   (217,036)  $   (185,233)  $     22,599
  Realized gain distributions...........       --             --             --        --                  --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net Realized Gain (Loss)..........  $     49,045   $     21,069   $     84,102   $   (217,036)  $   (185,233)  $     22,599
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Change in unrealized appreciation
      (depreciation)....................  $     45,816   $    294,018   $   (612,062)  $   (114,903)  $   (694,404)  $   (117,710)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $    388,930   $    638,656   $   (211,360)  $     48,233   $   (392,684)  $    365,071
                                          ============   ============   ============   ============   ============   ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF OPERATIONS -- For the Years Ended December 31, 2001, 2000 and 1999
                        -- continued

                                                                          MSS                                   MMS
                                                                      Sub-Account                           Sub-Account
                                                        ---------------------------------------   -------------------------------
                                                                Year Ended December 31,               Year Ended December 31,
                                                           2001          2000          1999         2001       2000       1999
                                                        -----------   -----------   -----------   --------   --------   ---------
INCOME:
  Dividend income.....................................  $   --        $   --        $   --        $199,643   $317,974   $ 291,146
                                                        -----------   -----------   -----------   --------   --------   ---------
EXPENSES:
  Mortality and expense risk charges..................  $    27,169   $    49,999   $    27,929   $ 32,054   $ 32,839   $  38,142
  Minimum death benefit guarantee charges.............          109         1,494         1,334        186      2,305       3,906
  Administrative charges..............................        9,122        17,563        10,110     10,796     12,330      15,058
                                                        -----------   -----------   -----------   --------   --------   ---------
    Total expenses....................................  $    36,400   $    69,056   $    39,373   $ 43,036   $ 47,474   $  57,106
                                                        -----------   -----------   -----------   --------   --------   ---------
      Net investment income (loss)....................  $   (36,400)  $   (69,056)  $   (39,373)  $156,607   $270,500   $ 234,040
                                                        -----------   -----------   -----------   --------   --------   ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENT TRANSACTIONS:
  Realized gains (losses) on sale of fund shares        $(2,173,576)  $ 1,333,919   $   156,562   $  --      $  --      $  --
  Realized gain distributions.........................      852,916     1,690,493       --           --         --         --
                                                        -----------   -----------   -----------   --------   --------   ---------
      Net Realized Gain (Loss)........................  $(1,320,660)  $ 3,024,412   $   156,562   $  --      $  --      $  --
                                                        -----------   -----------   -----------   --------   --------   ---------
    Change in unrealized appreciation
      (depreciation)..................................  $(1,117,133)  $(5,204,792)  $ 3,313,207   $  --      $  --      $     (81)
                                                        -----------   -----------   -----------   --------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....  $(2,474,193)  $(2,249,436)  $ 3,430,396   $156,607   $270,500   $ 233,959
                                                        ===========   ===========   ===========   ========   ========   =========

                                                                          TRS                                   GGS
                                                                      Sub-Account                           Sub-Account
                                                        ---------------------------------------   -------------------------------
                                                                Year Ended December 31,               Year Ended December 31,
                                                           2001          2000          1999         2001       2000       1999
                                                        -----------   -----------   -----------   --------   --------   ---------
INCOME:
  Dividend income.....................................  $   234,559   $   241,929   $   277,144   $  --      $ 31,485   $  73,573
                                                        -----------   -----------   -----------   --------   --------   ---------
EXPENSES:
  Mortality and expense risk charges..................  $    41,947   $    39,122   $    50,283   $  4,394   $  4,536   $   4,991
  Minimum death benefit guarantee charges.............           73           945         2,276      --           155         214
  Administrative charges..............................       14,026        13,608        18,127      1,465      1,605       1,792
                                                        -----------   -----------   -----------   --------   --------   ---------
    Total expenses....................................  $    56,046   $    53,675   $    70,686   $  5,859   $  6,296   $   6,997
                                                        -----------   -----------   -----------   --------   --------   ---------
      Net investment income (loss)....................  $   178,513   $   188,254   $   206,458   $ (5,859)  $ 25,189   $  66,576
                                                        -----------   -----------   -----------   --------   --------   ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENT TRANSACTIONS:
  Realized gains (losses) on sale of fund shares......  $  (222,559)  $  (346,223)  $    50,773   $(13,939)  $(10,174)  $   2,767
  Realized gain distributions.........................      423,629       414,649       963,182      --         --         23,386
                                                        -----------   -----------   -----------   --------   --------   ---------
      Net Realized Gain (Loss)........................  $   201,070   $    68,426   $ 1,013,955   $(13,939)  $(10,174)  $  26,153
                                                        -----------   -----------   -----------   --------   --------   ---------
    Change in unrealized appreciation
      (depreciation)..................................  $  (386,682)  $   676,120   $(1,057,820)  $ (1,837)  $(11,258)  $(141,705)
                                                        -----------   -----------   -----------   --------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....  $    (7,099)  $   932,800   $   162,593   $(21,635)  $  3,757   $ (48,976)
                                                        ===========   ===========   ===========   ========   ========   =========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF OPERATIONS -- For the Years Ended December 31, 2000(a) and 1999 --
                        continued

                                                                       ZCS
                                                                   Sub-Account
                                                              ---------------------
                                                                   Year Ended
                                                                  December 31,
                                                               2000(a)      1999
                                                              ---------   ---------
INCOME:
  Dividend income...........................................  $ 201,885   $ 207,141
                                                              ---------   ---------
EXPENSES:
  Mortality and expense risk charges........................  $  13,562   $  19,205
  Minimum death benefit guarantee charges...................        462         865
  Administrative charges....................................      4,756       6,921
                                                              ---------   ---------
    Total expenses..........................................  $  18,780   $  26,991
                                                              ---------   ---------
      Net investment income (loss)..........................  $ 183,105   $ 180,150
                                                              ---------   ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
 TRANSACTIONS:
  Realized gains (losses) on sale of fund shares              $(116,126)  $  27,919
  Realized gain distributions...............................     --          --
                                                              ---------   ---------
      Net Realized Gain (Loss)..............................  $(116,126)  $  27,919
                                                              ---------   ---------
    Change in unrealized appreciation (depreciation)........  $  31,740   $(144,722)
                                                              ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........  $  98,719   $  63,347
                                                              =========   =========

(a) For the period January 1, 2000 through November 14, 2000 (termination of operations of ZCS Sub-Account).

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS

                                                           CAS Sub-Account                            MIT Sub-Account
                                              -----------------------------------------   ---------------------------------------
                                                       Year Ended December 31,                    Year Ended December 31,
                                                  2001           2000          1999          2001          2000          1999
                                              ------------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss).............   $   (101,956)  $   (302,744)  $  (245,416)  $       196   $     2,786   $   (28,231)
  Net realized gains (losses)..............      5,829,857      6,175,104     4,271,725     1,788,083     3,250,555     3,049,305
  Net unrealized gains (losses)............    (13,479,283)   (10,176,969)    4,610,767    (6,079,497)   (3,460,044)   (1,194,339)
                                              ------------   ------------   -----------   -----------   -----------   -----------
      Increase (Decrease) in net assets
        from operations....................   $ (7,751,382)  $ (4,304,609)  $ 8,637,076   $(4,291,218)  $  (206,703)  $ 1,826,735
                                              ------------   ------------   -----------   -----------   -----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...........   $    453,206   $  1,547,285   $   399,891   $  (341,152)  $  (325,462)  $   245,979
  Transfers to loan value account..........       (460,553)      (630,275)     (618,675)     (824,119)     (438,685)     (585,188)
  Contract surrenders......................     (1,065,417)    (2,137,829)   (1,046,372)     (761,278)   (2,780,797)     (795,332)
  Charges for life insurance protection....       (151,164)      (156,073)     (140,181)     (180,581)     (166,302)     (160,115)
  Death benefits...........................       (323,324)      (357,084)     (680,194)     (462,379)     (326,650)     (503,343)
                                              ------------   ------------   -----------   -----------   -----------   -----------
  Increase (Decrease) in net assets from
    contract owner transactions............   $ (1,547,252)  $ (1,733,976)  $(2,085,531)  $(2,569,509)  $(4,037,896)  $(1,797,999)
                                              ------------   ------------   -----------   -----------   -----------   -----------
    Total Increase (Decrease) in net
      assets...............................   $ (9,298,634)  $ (6,038,585)  $ 6,551,545   $(6,860,727)  $(4,244,599)  $    28,736
NET ASSETS:
  Beginning of Period......................     29,824,631     35,863,216    29,311,671    26,623,833    30,868,432    30,839,696
                                              ------------   ------------   -----------   -----------   -----------   -----------
  End of Period............................   $ 20,525,997   $ 29,824,631   $35,863,216   $19,763,106   $26,623,833   $30,868,432
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                  GSS Sub-Account
                                                     -----------------------------------------
                                                              Year Ended December 31,
                                                         2001           2000          1999
                                                     ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...                    $    294,069   $    323,569   $   316,600
  Net realized gains (losses)...                           49,045         21,069        84,102
  Net unrealized gains (losses)...                         45,816        294,018      (612,062)
                                                     ------------   ------------   -----------
      Increase (Decrease) in net assets from
        operations....                               $    388,930   $    638,656   $  (211,360)
                                                     ------------   ------------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...                  $    240,768   $   (123,354)  $  (441,064)
  Transfers to loan value account...                     (126,074)      (329,905)      (51,448)
  Contract surrenders...                                 (195,674)      (693,117)     (633,755)
  Charges for life insurance protection...                (56,201)       (60,052)      (75,173)
  Death benefits......                                    (18,539)       (64,313)      (26,988)
                                                     ------------   ------------   -----------
  Increase (Decrease) in net assets from contract
    owner transactions...                            $   (155,720)  $ (1,270,741)  $(1,228,428)
                                                     ------------   ------------   -----------
    Total Increase (Decrease) in net assets...       $    233,210   $   (632,085)  $(1,439,788)
NET ASSETS:
  Beginning of Period...                                6,011,424      6,643,509     8,083,297
                                                     ------------   ------------   -----------
  End of Period.......                               $  6,244,634   $  6,011,424   $ 6,643,509
                                                     ============   ============   ===========

                                                                HYS Sub-Account
                                                    ---------------------------------------
                                                            Year Ended December 31,
                                                       2001          2000          1999
                                                    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...                   $   380,172   $   486,953   $   460,182
  Net realized gains (losses)...                       (217,036)     (185,233)       22,599
  Net unrealized gains (losses)...                     (114,903)     (694,404)     (117,710)
                                                    -----------   -----------   -----------
      Increase (Decrease) in net assets from
        operations....                              $    48,233   $  (392,684)  $   365,071
                                                    -----------   -----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...                 $    43,144   $  (535,093)  $   (35,370)
  Transfers to loan value account...                    (25,843)     (114,781)      (49,490)
  Contract surrenders...                               (323,622)     (314,523)     (137,137)
  Charges for life insurance protection...              (41,382)      (39,567)      (42,205)
  Death benefits......                                  (23,936)      (95,046)     (216,718)
                                                    -----------   -----------   -----------
  Increase (Decrease) in net assets from contract
    owner transactions...                           $  (371,639)  $(1,099,010)  $  (480,920)
                                                    -----------   -----------   -----------
    Total Increase (Decrease) in net assets...      $  (323,406)  $(1,491,694)  $  (115,849)
NET ASSETS:
  Beginning of Period...                              4,493,006     5,984,700     6,100,549
                                                    -----------   -----------   -----------
  End of Period.......                              $ 4,169,600   $ 4,493,006   $ 5,984,700
                                                    ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                              MSS Sub-Account                          MMS Sub-Account
                                                   --------------------------------------   -------------------------------------
                                                          Year Ended December 31,                  Year Ended December 31,
                                                      2001          2000          1999         2001          2000         1999
                                                   -----------   -----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss)..................   $   (36,400)  $   (69,056)  $  (39,373)  $   156,607   $  270,500   $  234,040
  Net realized gains (losses)...................    (1,320,660)    3,024,412      156,562       --            --           --
  Net unrealized gains (losses).................    (1,117,133)   (5,204,792)   3,313,207       --            --              (81)
                                                   -----------   -----------   ----------   -----------   ----------   ----------
      Increase (Decrease) in net assets from
        operations..............................   $(2,474,193)  $(2,249,436)  $3,430,396   $   156,607   $  270,500   $  233,959
                                                   -----------   -----------   ----------   -----------   ----------   ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts................   $  (269,896)  $ 1,863,269   $  717,312   $  (754,447)  $  507,876   $  341,633
  Transfers to loan value account...............       (93,299)      (56,685)     (92,409)     (288,905)    (252,941)    (146,857)
  Contract surrenders...........................      (287,158)     (397,303)     (36,423)     (275,138)    (825,422)    (983,718)
  Charges for life insurance protection.........       (46,972)      (46,341)     (31,563)     (103,722)    (120,646)    (118,797)
  Death benefits................................       (63,794)      --           (14,695)      (81,666)     (36,415)     (32,357)
                                                   -----------   -----------   ----------   -----------   ----------   ----------
  Increase (Decrease) in net assets from
    contract owner transactions.................   $  (761,119)  $ 1,362,940   $  542,222   $(1,503,878)  $ (727,548)  $ (940,096)
                                                   -----------   -----------   ----------   -----------   ----------   ----------
    Total Increase (Decrease) in net assets.....   $(3,235,312)  $  (886,496)  $3,972,618   $(1,347,271)  $ (457,048)  $ (706,137)
NET ASSETS:
  Beginning of Period...........................     7,091,282     7,977,778    4,005,160     5,826,210    6,283,258    6,989,395
                                                   -----------   -----------   ----------   -----------   ----------   ----------
  End of Period.................................   $ 3,855,970   $ 7,091,282   $7,977,778   $ 4,478,939   $5,826,210   $6,283,258
                                                   ===========   ===========   ==========   ===========   ==========   ==========

                                                                TRS Sub-Account                          GGS Sub-Account
                                                     --------------------------------------   -------------------------------------
                                                            Year Ended December 31,                  Year Ended December 31,
                                                        2001          2000          1999         2001          2000         1999
                                                     -----------   -----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............          $   178,513   $   188,254   $  206,458   $    (5,859)  $   25,189   $   66,576
  Net realized gains (losses)..............              201,070        68,426    1,013,955       (13,939)     (10,174)      26,153
  Net unrealized gains (losses)............             (386,682)      676,120   (1,057,820)       (1,837)     (11,258)    (141,705)
                                                     -----------   -----------   ----------   -----------   ----------   ----------
      Increase (Decrease) in net assets from
        operations.........................          $    (7,099)  $   932,800   $  162,593   $   (21,635)  $    3,757   $  (48,976)
                                                     -----------   -----------   ----------   -----------   ----------   ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...........          $   630,218   $  (123,530)  $ (711,472)  $    (1,841)  $    8,559   $ (123,567)
  Transfers to loan value account..........             (122,051)     (143,255)    (161,443)      --              (388)         103
  Contract surrenders......................             (346,346)     (961,268)    (232,433)      (59,477)          44       --
  Charges for life insurance protection....              (88,550)      (49,615)     (61,769)      (10,609)      (9,871)      (9,547)
  Death benefits...........................             (255,955)      (20,440)    (206,887)      --            --           --
                                                     -----------   -----------   ----------   -----------   ----------   ----------
  Increase (Decrease) in net assets from contract
    owner transactions.....................          $  (182,684)  $(1,298,108)  $(1,374,004) $   (71,927)  $   (1,656)  $ (133,011)
                                                     -----------   -----------   ----------   -----------   ----------   ----------
    Total Increase (Decrease) in net assets...       $  (189,783)  $  (365,308)  $(1,211,411) $   (93,562)  $    2,101   $ (181,987)
NET ASSETS:
  Beginning of Period......................            7,103,170     7,468,478    8,679,889       785,812      783,711      965,698
                                                     -----------   -----------   ----------   -----------   ----------   ----------
  End of Period............................          $ 6,913,387   $ 7,103,170   $7,468,478   $   692,250   $  785,812   $  783,711
                                                     ===========   ===========   ==========   ===========   ==========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                                                                        ZCS Sub-Account
                                                                                                    ------------------------
                                                                                                           Year Ended
                                                                                                          December 31,
                                                                                                      2000(a)        1999
                                                                                                    -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................................   $   183,105   $  180,150
  Net realized gains (losses)....................................................................      (116,126)      27,919
  Net unrealized gains (losses)..................................................................        31,740     (144,722)
                                                                                                    -----------   ----------
      Increase (Decrease) in net assets from operations..........................................   $    98,719   $   63,347
                                                                                                    -----------   ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.................................................................   $(2,819,550)  $ (393,342)
  Transfers to loan value account................................................................       (16,227)      58,677
  Contract surrenders............................................................................      (312,909)    (103,066)
  Charges for life insurance protection..........................................................        (6,753)     (12,382)
  Death benefits.................................................................................       --           (29,993)
                                                                                                    -----------   ----------
  Increase (Decrease) in net assets from contract owner transactions.............................   $(3,155,439)  $ (480,106)
                                                                                                    -----------   ----------
    Total Increase (Decrease) in net assets......................................................   $(3,056,720)  $ (416,759)
NET ASSETS:
  Beginning of Period............................................................................     3,056,720    3,473,479
                                                                                                    -----------   ----------
  End of Period..................................................................................   $   --        $3,056,720
                                                                                                    ===========   ==========

(a) For the period January 1, 2000 through November 14, 2000 (termination of operations of ZCS Sub-Account).

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. The Series Trust values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued
FEDERAL INCOME TAX STATUS -- continued
the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES AND RELATED PARTY TRANSACTIONS

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract. Withdrawal charges deducted and retained by the Sponsor for the year ended December 31, 2001 were $209, pertaining to the MFS/Sun Life Series Trust Capital Appreciation and MFS Sun Life Series Trust High Yield Sub-Accounts.

Additionally, during the year ended December 31, 2001, management fees were paid indirectly to Massachusetts Financial Services Company, an affiliate of the Sponsor, in its capacity as investment adviser to the Series Trust. The fees paid during this period were based on a percentage of average net assets in each of the MFS/Sun Life Series Trust Sub-Accounts, said percentages ranging from 0.55% to 0.90% of average net assets.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                   CAS                   CAS                   MIT                   MIT
                                                 Level 1               Level 2               Level 1               Level 2
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2001       2000       2001       2000       2001       2000       2001       2000
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 Beginning of period.....................    3,897     29,598    436,986    436,402      9,623     31,021    471,715    523,139
  Units transferred between
    Sub-Accounts.........................   (3,888)   (25,272)     9,131     42,175     (5,380)   (21,277)    (1,426)    12,614
  Units transferred (to) from loan value
    account..............................    --          (370)    (8,941)    (7,785)     --           (19)   (17,487)    (7,801)
  Units surrendered......................    --         --       (18,841)   (28,350)     --         --       (18,510)   (47,709)
  Units cancelled in payment of charges
    for life insurance protection........       (9)       (59)    (2,825)    (1,954)       (31)      (102)    (3,682)    (2,888)
  Units cancelled in payment of death
    benefits.............................    --         --        (5,508)    (3,502)    (1,328)     --        (8,144)    (5,640)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Units Outstanding End of period..........    --         3,897    410,002    436,986      2,884      9,623    422,466    471,715
                                           =======    =======    =======    =======    =======    =======    =======    =======

                                                   GSS
                                                 Level 1
                                               Sub Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2001       2000
                                           --------   --------
Units Outstanding
 Beginning of period.....................    3,810     35,165
  Units transferred between
    Sub-Accounts.........................   (3,807)   (31,233)
  Units transferred (to) from loan value
    account..............................    --         --
  Units surrendered......................    --         --
  Units cancelled in payment of charges
    for life insurance protection........       (3)      (122)
  Units cancelled in payment of death
    benefits.............................    --         --
                                           -------    -------
Units Outstanding End of period..........    --         3,810
                                           =======    =======

                                                   GSS                   HYS                   HYS                   MSS
                                                 Level 2               Level 1               Level 2               Level 1
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2001       2000       2001       2000       2001       2000       2001       2000
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 Beginning of period.....................  247,296    273,830      --        12,479    182,859    212,563      3,091      8,837
  Units transferred between
    Sub-Accounts.........................   12,976     21,721      --       (12,459)     2,181    (10,780)    (3,085)    (5,703)
  Units transferred (to) from loan value
    account..............................   (5,014)   (15,024)     --            (3)    (1,029)    (4,495)     --         --
  Units surrendered......................   (7,320)   (27,757)     --         --       (13,699)    (9,354)     --         --
  Units cancelled in payment of charges
    for life insurance protection........   (2,253)    (2,571)     --           (17)    (1,645)    (1,494)        (6)       (43)
  Units cancelled in payment of death
    benefits.............................     (759)    (2,903)     --         --          (936)    (3,581)     --         --
                                           -------    -------    -------    -------    -------    -------    -------    -------
Units Outstanding End of period..........  244,926    247,296      --         --       167,731    182,859      --         3,091
                                           =======    =======    =======    =======    =======    =======    =======    =======

                                                   MSS
                                                 Level 2
                                               Sub Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2001       2000
                                           --------   --------
Units Outstanding
 Beginning of period.....................  101,646     83,771
  Units transferred between
    Sub-Accounts.........................   (3,338)    24,719
  Units transferred (to) from loan value
    account..............................   (2,261)      (690)
  Units surrendered......................   (4,734)    (5,622)
  Units cancelled in payment of charges
    for life insurance protection........     (989)      (532)
  Units cancelled in payment of death
    benefits.............................   (1,276)     --
                                           -------    -------
Units Outstanding End of period..........   89,048    101,646
                                           =======    =======

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                                   MMS                   MMS                   TRS                   TRS
                                                 Level 1               Level 2               Level 1               Level 2
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2001       2000       2001       2000       2001       2000       2001       2000
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 Beginning of period.....................   17,337     89,975    305,600    276,650      6,070     24,261    178,977    201,163
  Units transferred between
    Sub-Accounts.........................  (16,492)   (49,728)   (24,857)    76,525     (6,063)   (10,523)    23,005      4,487
  Units transferred (to) from loan value
    account..............................    --          (631)   (15,606)   (13,891)     --           (18)    (3,252)    (4,094)
  Units surrendered......................    --       (19,539)   (14,636)   (27,455)     --        (7,557)    (9,936)   (20,628)
  Units cancelled in payment of charges
    for life insurance protection........     (845)    (2,740)    (4,807)    (4,144)        (7)       (93)    (2,325)    (1,344)
  Units cancelled in payment of death
    benefits.............................    --         --        (4,450)    (2,085)     --         --        (6,760)      (607)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Units Outstanding End of period..........    --        17,337    241,244    305,600      --         6,070    179,709    178,977
                                           =======    =======    =======    =======    =======    =======    =======    =======

                                                   GGS
                                                 Level 1
                                               Sub Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2001       2000
                                           --------   --------
Units Outstanding
 Beginning of period.....................    --         4,189
  Units transferred between
    Sub-Accounts.........................    --        (4,093)
  Units transferred (to) from loan value
    account..............................    --         --
  Units surrendered......................    --         --
  Units cancelled in payment of charges
    for life insurance protection........    --           (96)
  Units cancelled in payment of death
    benefits.............................    --         --
                                           -------    -------
Units Outstanding End of period..........    --         --
                                           =======    =======

                                                 GGS                ZCS             ZCS
                                               Level 2            Level 1         Level 2
                                             Sub-Account        Sub-Account     Sub-Account
                                         -------------------   -------------   -------------
                                             Year Ended         Year Ended      Year Ended
                                            December 31,       December 31,    December 31,
                                           2001       2000        2000(a)         2000(a)
                                         --------   --------   -------------   -------------
Units Outstanding
 Beginning of period...................   39,717     35,924        14,117          125,098
  Units transferred between
    Sub-Accounts.......................     (130)     4,237       (14,110)        (110,208)
  Units transferred (to) from loan
    value account......................    --           (21)       --                 (817)
  Units surrendered....................   (2,994)     --           --              (13,778)
  Units cancelled in payment of charges
    for life insurance protection......     (545)      (423)           (7)            (295)
  Units cancelled in payment of death
    benefits...........................    --         --           --              --
                                          ------     ------       -------         --------
Units Outstanding End of period........   36,048     39,717        --              --
                                          ======     ======       =======         ========

(a) For the period January 1, 2000 through November 14, 2000 (termination of operations of ZCS Sub-Account).

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-Account for the year ended December 31, 2001.

                                                       Purchases      Sales
                                                      -----------   ----------
Investments in MFS/Sun Life Series Trust:
  Capital Appreciation Series.......................  $11,152,630   $4,113,367
  Massachusetts Investors Trust Series..............    3,078,847    3,694,992
  Government Securities Series......................    1,363,302    1,224,953
  High Yield Series.................................      748,669      740,136
  Managed Sectors Series............................    2,176,530    2,121,136
  Money Market Series...............................    3,600,421    4,947,692
  Total Return Series...............................    2,210,939    1,791,481
  Global Governments Series.........................       82,248      160,034

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(6) UNIT VALUES

A summary of unit values, units outstanding, Investment Income and Expense ratios [excluding expenses of the underlying funds], is presented for each of the MFS/Sun Life Series Trust Sub-Accounts for the period ended December 31, 2001:

                                               At December 31, 2001
                                   --------------------------------------------                      Expenses as a
                                                     Unit                                            % of Average
                                                     Value              Net        Investment        Net Assets**
                                    Units     [lowest to highest]     Assets      Income Ratio*   [lowest to highest]
                                   --------   -------------------   -----------   -------------   -------------------
Investments in MFS/Sun Life
 Series Trust:
  Capital Appreciation Series....   410,002        $50.0631         $20,525,997       0.35%             0.80%
  Massachusetts Investors Trust
    Series.......................   425,350   45.5377 to 46.4694     19,763,106       0.81         0.80 to 1.12(a)
  Government Securities Series...   244,926        25.4959            6,244,634       5.57              0.80
  High Yield Series..............   167,731        24.8588            4,169,600       9.50              0.80
  Managed Sectors Series.........    89,048        43.3020            3,855,970        --               0.80
  Money Market Series............   241,244        18.6185            4,478,939       3.75              0.80
  Total Return Series............   179,709        38.4699            6,913,387       3.37              0.80
  Global Governments Series......    36,048        19.2034              692,250        --               0.80


                                          Total
                                        Return***
                                   [lowest to highest]
                                   -------------------
Investments in MFS/Sun Life
 Series Trust:
  Capital Appreciation Series....       (25.91)%
  Massachusetts Investors Trust
    Series.......................  (16.40) to (16.74)(a)
  Government Securities Series...         6.59
  High Yield Series..............         0.94
  Managed Sectors Series.........       (36.03)
  Money Market Series............         2.95
  Total Return Series............        (0.29)
  Global Governments Series......        (2.92)

(a) The Massachusetts Investors Trust Series Sub-Account is comprised of a Level 1 and a Level 2. As of December 31, 2001, Level 1 and Level 2 consist of 2,884 units and 422,466 units, representing Net Asset Values of $131,331 and $19,631,775, respectively. Contract charges paid to the Sponsor vary by Level, refer to Footnote (3) above for an explanation of these charges.

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in the direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense, minimum death benefit guarantee and administrative charges as defined in Footnote (3). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account E and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS Sunlife Series Trust High Yield Sub-Account, MFS/ Sun Life Series Trust Managed Sector Series Sub-Account, MFS/Sun Life Series Trust Money Market Series Sub-Account, MFS/Sun Life Series Trust Total Return Series Sub-Account, MFS/Sun Life Series Trust Global Government Series Sub-Account, MFS/Sun Life Series Trust Zero Coupon 2000 Portfolio Sub-Account of Sun Life (U.S.) Variable Account E (the "Sub-Accounts") as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2001 and the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2002